Other Balance Sheet Accounts - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 36,866	$ 31,527
Accrued interest income on short-term investments	1,411	3,329
Other receivables	6,149	11,305
Other current assets	3,896	569
Total prepaid expenses and other current assets	$ 48,322	$ 46,730